Debt - Additional Information (Detail) $ in Thousands, $ in Thousands																		9 Months Ended	120 Months Ended
	Sep. 19, 2024 MXN ($)	Sep. 13, 2024 MXN ($)	Aug. 30, 2024 MXN ($)	Aug. 26, 2024 MXN ($)	Aug. 21, 2024 MXN ($)	Aug. 16, 2024 MXN ($)	Jul. 17, 2024 USD ($)	Jul. 10, 2024 USD ($)	Jul. 02, 2024 USD ($)	Jun. 25, 2024 MXN ($)	Jun. 18, 2024 MXN ($)	Jun. 12, 2024 MXN ($)	Jun. 03, 2024 MXN ($)	May 24, 2024 MXN ($)	Apr. 29, 2024 MXN ($)	Apr. 26, 2024 MXN ($)	Apr. 12, 2024 MXN ($)	Sep. 30, 2024 USD ($)	Apr. 18, 2024 USD ($)	Sep. 30, 2024 MXN ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Nov. 13, 2023 MXN ($)	Nov. 13, 2023 USD ($)
Disclosure of long term debt [Line Items]
Domestic net debt																								$ 138,119,100
External net debt																									$ 3,726,500
Principal amount outstanding U.S.$																				$ 1,721,797,874		$ 1,577,509,797
Line of credit																					$ 5,902,000
Outstanding of revolving credit lines																					181,255
Revolving credit facility amount																					775,394
Repayment of revolving credit lines																		$ 1,255,352
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																							$ 661,213
Revolving credit facility available																					43,745
Credit Line
Disclosure of long term debt [Line Items]
Line of credit																				20,500,000
Revolving credit facility available																					$ 80,000
Credit Line | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$												$ 5,000,000					$ 5,000,000			1,000,000
Maturity												91-day					91-day
Interest rate basis spread												4.00%					4.00%
Credit Line | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$	$ 5,000,000
Maturity	28-day
Interest rate basis spread	4.00%
Credit Line | Twenty Eight Days TIIE Plus 260 Basis Point, Maturing November 2024
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$															$ 3,000,000
Maturity															28-day
Interest rate basis spread															2.60%
Credit Line | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$														$ 19,000
Maturity														28-days
Interest rate basis spread														3.50%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Point, Maturing January 2025
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$											$ 1,700
Maturity											28-day
Interest rate basis spread											3.10%
Credit Line | Twenty Eight Days TIIE Plus 270 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$										$ 23,400
Maturity										28-day
Interest rate basis spread										2.70%
Credit Line | Thirty Days SOFR Plus 215 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$									$ 2,501,549
Maturity									30-day
Interest rate basis spread									2.15%
Credit Line | Ninety Days SOFR Plus 454 Basis Point
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$							$ 750
Maturity							90-day
Interest rate basis spread							4.54%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$			$ 1,000,000
Maturity			28-day
Interest rate basis spread			3.10%
Senior Guaranteed Floating Rate Notes | Ninety Days SOFR Plus 300 Basis Point
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																			$ 500,000
Maturity																			90-day
Interest rate basis spread																			3.00%
Promissory Note | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																$ 850
Maturity																28-day
Interest rate basis spread																4.00%
Promissory Note | Twenty Eight Days TIIE Plus 315 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$													$ 2,150
Maturity													28-day
Interest rate basis spread													3.15%
Promissory Note | Thirty Days SOFR Plus 425 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$								$ 341,667
Maturity								30-day
Interest rate basis spread								4.25%
Promissory Note | Twenty Eight Days TIIE Plus 365 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$		$ 2,000,000		$ 2,000,000	$ 3,000,000	$ 5,000,000
Maturity		28-day		28-day	28-day	28-day
Interest rate basis spread		3.65%		3.65%	3.65%	3.65%
Lines Of Credit | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$																				$ 1,000,000
Lines Of Credit | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$	$ 200,000